SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

11. SUBSEQUENT EVENT

On April 22, 2026, we issued a Common Stock Purchase Warrant with Quick Capital, LLC a Wyoming limited liability company with an office located at 66 West Flagler Street900- # 2292 Miami, FL 33130 (the “Investor”), or the “Selling Security Holder”.

This COMMON STOCK PURCHASE WARRANT (the “Warrant”) certifies that, for value received (in connection with the funding of that certain convertible promissory note dated April 22, 2026, in the original principal amount of $71,022.72 issued by the Company (as defined below) to the Lender (as defined below) (the “Note”), Quick Capital, LLC, a Wyoming limited liability company (the “Lender” and including any permitted and registered assigns, the “Holder”), is entitled, upon the terms and subject to the limitations on exercise and the conditions hereinafter set forth, at any time during the Exercise Period, to purchase from POWERDYNE INTERNATIONAL, INC., a Delaware corporation (the “Company”), up to 3,551,136 shares of Common Stock (as defined below) (the “Warrant Shares”) at the Exercise Price per share then in effect. The number of Warrant Shares for which this Warrant may be exercised is subject to adjustment in accordance with the terms hereof. This Warrant is issued by the Company as of the Issuance Date pursuant to the note purchase agreement dated April 22, 2026, between the Company and the Lender (the “Purchase Agreement”).

Capitalized terms used in this Warrant shall have the meanings set forth in the Purchase Agreement unless otherwise defined in the body of this Warrant or in Section 12 below. For purposes of this Warrant, the term “Exercise Price” shall mean) $0.01 per share subject to adjustment as provided herein (including but not limited to cashless exercise), and the term “Exercise Period” shall mean the period commencing on the Issuance Date and ending on 5:00 p.m. Eastern Standard Time on the five-year anniversary of such date.

On September 12, 2025, the Company issued a convertible promissory note in the principal amount of $77,720 for cash proceeds of $67,000. The note bears a one-time 12% interest charge and requires five fixed payments totaling $87,046, with the first payment of $43,523 due March 15, 2026.

The Company did not make the March 15, 2026, payment. On March 31, 2026, the Company received written notice of default from counsel to 1800 Diagonal Lending LLC. Under Section 3.1 of the note, an Event of Default occurs only if the breach continues for five (5) days after written notice. As of March 31, 2026, the five-day cure period had not yet expired. On May 11, 2026, the Company confirmed with 1800 Diagonal Lending LLC that the outstanding obligation recorded at the default amount has been fully paid off.

Default Interest at 22% per annum began accruing on the unpaid amount from March 15, 2026. Approximately $839 of Default Interest was accrued for the period March 15–31, 2026. On April 29, 2026, Jim O’Rourke, the Company’s Chief Executive Officer, passed away. The Company is in the process of implementing its succession plan and evaluating the impact, if any, on its operations and financial results.

15. SUBSEQUENT EVENT On March 23, 2026, the company hired a company to render a corporate relations, advisory and market awareness campaign for 25 million restricted shares for a one-year contract.